Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Breakdown of Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2024 and 2023.

(in €‘000)	Interest rate	Maturity	December 31, 2024	December 31, 2023
Renewed facility	Euribor* + 3.9%**	December 19, 2027	364,577	350,722
Convertible debt	15%***	December 27, 2031	147,437	—
Total			512,014	350,722
*The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**The margin of 3.9% will increase by 0.2% for the first time in December 2025.
***The bonds shall carry a compounding interest rate of 15% per annum.

Summary of Carrying Amount of Assets Pledged
The carrying amount of assets pledged as security for the renewed facility are as follows:

(in €‘000)	December 31, 2024	December 31, 2023
Current assets
Floating charge
Cash and cash equivalents	159,623	40,628
Trade receivables	5,478	7,178
Other receivables	—	—
Total current assets pledged as security	165,101	47,806

Non-current assets
Floating charge
Non-current other financial assets	20,242	10,500
Total current assets pledged as security	20,242	10,500

Total assets pledged as security	185,343	58,306

Summary of Movements in Liabilities from Financing Activities
The movements in liabilities from financing activities in 2024 and 2023 have been as follows:

(in €‘000)	Renewed facility	Convertible Bond	Lease liabilities	Total
As at January 1, 2023	269,033	—	51,324	320,357
Proceeds from borrowings	82,400	—	—	82,400
Transaction fees	(624)	—	—	(624)
Payment of principal portion of lease liabilities	—	—	(4,692)	(4,692)
New leases	—	—	37,932	37,932
Termination of leases	—	—	(393)	(393)
Foreign exchange adjustments	—	—	(684)	(684)
Other changes	(87)	—	3	(84)
As at December 31, 2023	350,722	—	83,490	434,212
Proceeds from borrowings	14,851	150,000	—	164,851
Transaction fees	—	(2,564)	—	(2,564)
Payment of principal portion of lease liabilities	—	—	(7,362)	(7,362)
New leases	—	—	55,704	55,704
Termination of leases	—	—	(16,349)	(16,349)
Foreign exchange adjustments	—	—	931	931
Other changes	(996)	1	1	(994)
As at December 31, 2024	364,577	147,437	116,415	628,429